Cover	6 Months Ended
Jun. 30, 2026
Document Type	S-4
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Registrant Name	SPACSphere Acquisition Corp.
Entity Central Index Key	0002081300
Entity Primary SIC Number	6770
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	8795 Folsom Blvd
Entity Address, City or Town	Sacramento
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95826
City Area Code	916
Local Phone Number	806-7146
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Business Contact [Member]
Entity Address, Address Line One	8795 Folsom Blvd
Entity Address, City or Town	Sacramento
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95826
City Area Code	916
Local Phone Number	806-7146
Contact Personnel Name	Bala Padmakumar